Subsequent Events (Details Textual) - USD ($)			12 Months Ended
	Apr. 05, 2019	Mar. 13, 2019	Dec. 31, 2018	Dec. 31, 2017	Jul. 21, 2017
Interest rate					4.50%
Line of credit facility amount borrowed				$ 675,000
Grid promissory note [Member] | Subsequent Event [Member]
Maturity date			Jan. 03, 2021
Goedeker Asset Purchase Agreement [Member] | 1847 Holdco [Member] | Subsequent Event [Member]
Business acquisition, purchase price payable by related party	$ 6,200,000
Description for additional consideration payable under agreement	As additional consideration, 1847 Holdco agreed to issue to each of the Stockholders a number of shares of its common stock equal to a 11.25% non-dilutable interest in all of the issued and outstanding stock of 1847 Holdco as of the closing date
Description for indemnification	In the case of the indemnification provided with respect to breaches of certain non-fundamental representations and warranties, the party will only become liable for indemnified losses if the amount exceeds an aggregate of $50,000, whereupon such party will be liable for all losses relating back to the first dollar
Goedeker Asset Purchase Agreement [Member] | 1847 Holdco [Member] | Earn out payments [Member] | Subsequent Event [Member]
Business acquisition, purchase price payable by related party	$ 600,000
Description for terms of earn out payments	1. An Earn Out Payment of $200,000 if the EBITDA of the Goedeker Business for the trailing twelve (12) month period from the closing date is $2,500,000 or greater; 2. An Earn Out Payment of $200,000 if the EBITDA of the Goedeker Business for the trailing twelve (12) month period from the first anniversary of closing date is $2,500,000 or greater; and 3. An Earn Out Payment of $200,000 if the EBITDA of the Goedeker Business for the trailing twelve (12) month period from the second anniversary of the closing date is $2,500,000 or greater. To the extent the EBITDA of the Goedeker Business for any applicable period is less than $2,500,000 but greater than $1,500,000, 1847 Goedeker must pay a partial Earn Out Payment to Goedeker in an amount equal to the product determined by multiplying (i) the EBITDA Achievement Percentage by (ii) the applicable Earn Out Payment for such period, where the "Achievement Percentage" is the percentage determined by dividing (A) the amount of (i) the EBITDA of the Goedeker Business for the applicable period less (ii) $1,500,000, by (B) $1,000,000. For avoidance of doubt, no partial Earn Out Payments shall be earned or paid to the extent the EBITDA of the Goedeker Business for any applicable period is equal or less than $1,500,000. To the extent Goedeker is entitled to all or a portion of an Earn Out Payment, the applicable Earn Out Payment(s) (or portion thereof) shall be paid on the date that is three (3) years from the closing date, and shall accrue interest from the date on which it is determined Goedeker is entitled to such Earn Out Payment (or portion thereof) at a rate equal to five percent (5%) per annum, computed on the basis of a 360 day year for the actual number of days elapsed
Goedeker Asset Purchase Agreement [Member] | 1847 Holdco [Member] | Subordinated promissory note [Member] | Subsequent Event [Member]
Business acquisition, purchase price payable by related party	$ 4,100,000
Interest rate	9.00%
Maturity period	5 years
Loan and Security Agreement [Member] | Burnley [Member] | Revolving note[Member] | Subsequent Event [Member]
Customary event of default, description	Event of Default, 1847 Goedeker shall, immediately after such Net Proceeds are received, prepay the Revolving Note in an aggregate amount equal to 100% of such Net Proceeds
Description for maturity date	The Revolving Note matures on April 5, 2022, provided that at Burnley’s sole and absolute discretion, it may agree to extend the maturity date for two successive terms of one year each
Interest rate, description	The Revolving Note bears interest at a per annum rate equal to the greater of (i) the LIBOR Rate (as defined in the Revolving Loan Agreement) plus 6.00% or (ii) 8.50%; provided that upon an Event of Default (as defined below) all loans, all past due interest and all fees shall bear interest at a per annum rate equal to the foregoing rate plus 3.00%
Prepayment event, description	A “Prepayment Event” means (i) any sale, transfer, merger, liquidation or other disposition (including pursuant to a sale and leaseback transaction) of any property of 1847 Goedeker or 1847 Holdco; (ii) a Change of Control (as defined in the Revolving Loan Agreement); (iii) any casualty or other insured damage to, or any taking under power of eminent domain or by condemnation or similar proceeding of, any property of 1847 Goedeker or 1847 Holdco with a fair value immediately prior to such event equal to or greater than $25,000; (iv) the issuance by 1847 Goedeker of any capital stock or the receipt by 1847 Goedeker of any capital contribution; or (v) the incurrence by 1847 Goedeker or 1847 Holdco of any Indebtedness (as defined in the Revolving Loan Agreement), other than Indebtedness permitted under the Revolving Loan Agreement
Management Service Agreement [Member] | 1847 Goedeker [Member] | Subsequent Event [Member]
Description for management fee payable under agreement	Pursuant to the Offsetting MSA, 1847 Goedeker appointed the Manager to provide certain services to it for a quarterly management fee equal to the greater of $62,500 or 2% of Adjusted Net Assets (as defined in the management services agreement) (the “Management Fee”); provided, however, that (i) pro rated payments shall be made in the first quarter and the last quarter of the term, (ii) if the aggregate amount of management fees paid or to be paid by 1847 Goedeker, together with all other management fees paid or to be paid by all other subsidiaries of the Company to the Manager, in each case, with respect to any fiscal year exceeds, or is expected to exceed, 9.5% of the Company’s gross income with respect to such fiscal year, then the Management Fee to be paid by 1847 Goedeker for any remaining fiscal quarters in such fiscal year shall be reduced, on a pro rata basis determined by reference to the management fees to be paid to the Manager by all of the subsidiaries of the Company, until the aggregate amount of the Management Fee paid or to be paid by 1847 Goedeker, together with all other management fees paid or to be paid by all other subsidiaries of the Company to the Manager, in each case, with respect to such fiscal year, does not exceed 9.5% of the Company’s gross income with respect to such fiscal year, and (iii) if the aggregate amount the Management Fee paid or to be paid by 1847 Goedeker, together with all other management fees paid or to be paid by all other subsidiaries of the Company to the Manager, in each case, with respect to any fiscal quarter exceeds, or is expected to exceed, the aggregate amount of the Parent Management Fee with respect to such fiscal quarter, then the Management Fee to be paid by 1847 Goedeker for such fiscal quarter shall be reduced, on a pro rata basis, until the aggregate amount of the Management Fee paid or to be paid by 1847 Goedeker, together with all other management fees paid or to be paid by all other subsidiaries of the Company to the Manager, in each case, with respect to such fiscal quarter, does not exceed the Parent Management Fee calculated and payable with respect to such fiscal quarter
Goedeker lease agreement [Member] | S.H.J., LLC [Member] | Subsequent Event [Member]
Maturity period	5 years
Operating lease periodic rental payments	$ 45,000
Frequency of periodic payments	Monthly
Event of late payment, interest rate	18.00%
Customary event of default, description	(i) 1847 Goedeker shall fail to pay rent within five (5) days after the due date; (ii) any insurance required to be maintained by 1847 Goedeker pursuant to the Lease shall be canceled, terminated, expire, reduced, or materially changed; (iii) 1847 Goedeker shall fail to comply with any term, provision, or covenant of the Lease and shall not begin and pursue with reasonable diligence the cure of such failure within fifteen (15) days after written notice thereof to 1847 Goedeker; (iv) 1847 Goedeker shall become insolvent, make an assignment for the benefit of creditors, or file a petition under any section or chapter of the Bankruptcy Code, or under any similar law or statute of the United States of America or any State thereof; or (v) a receiver or trustee shall be appointed for the leased premises or for all or substantially all of the assets of 1847 Goedeker
Event of default, annual management fee to be paid	$ 250,000
Cornerstone Purchase Agreement, Amendment 1 [Member] | 1847 CB [Member] | Subsequent Event [Member]
Business acquisition, purchase price payable by related party		$ 15,000,000
Description for EBITDA under agreement		The purchase price assumes that the 1847 CB will be able to verify through its accounting due diligence that Cornerstone is trending to achieve at least $3,673,000 of EBITDA on an adjusted basis as mutually agreed upon between the 1847 CB and the Seller
Cornerstone Purchase Agreement, Amendment 1 [Member] | 1847 CB [Member] | Subordinated promissory note [Member] | Subsequent Event [Member]
Business acquisition, purchase price payable by related party		$ 3,338,359
Interest rate		8.00%
Cornerstone Purchase Agreement, Amendment 1 [Member] | 1847 CB [Member] | Subordinated contingent promissory note [Member] | Subsequent Event [Member]
Business acquisition, purchase price payable by related party		$ 4,236,641
Interest rate		8.00%
Description for the payment of note		This note will be payable only if Cornerstone achieves a minimum average of $3,673,000 of adjusted EBITDA for the fiscal years ended December 31, 2019, 2020 and 2021, at which time $1,467,731 of the principal, plus accrued but unpaid interest will become immediately due and payable, provided however, that if the actual average adjusted EBITDA for this period exceeds the minimum average adjusted EBITDA, up to a maximum average adjusted EBITDA of $5,509,500, then the amount due and payable under this note will be increased proportionately, up to the full principal, plus accrued but unpaid interest
Term Loan [Member] | Loan and Security Agreement [Member] | SBCC [Member] | Subsequent Event [Member]
Maturity date	Apr. 05, 2023
Term loan	$ 1,500,000
Description of repayment of debt	1847 Goedeker must repay to SBCC on the last business day of each March, June, September and December, commencing with the last business day of June 2019, an aggregate principal amount of the Term Note equal to $93,750, regardless of any prepayments made, and must pay the unpaid principal on the maturity date unless payment is sooner required by the Term Loan Agreement
Maturity period	10 years
Customary event of default, description	Event of Default, 1847 Goedeker shall, immediately after such Net Proceeds are received, prepay the Term Note below in an aggregate amount equal to 100% of such Net Proceeds
Interest rate, description	The Term Note bears interest at the sum of the Cash Interest Rate (defined as 11% per annum) plus the PIK Interest Rate (defined as 2% per annum); provided that upon an Event of Default all principal, past due interest and all fees shall bear interest at a per annum rate equal to the Cash Interest Rate and the PIK Interest Rate, in each case plus 3.00%.
Description of Warrant	The SBCC Warrant, to purchase shares of the most senior capital stock of 1847 Goedeker equal to 5.0% of the outstanding equity securities of 1847 Goedeker on a fully-diluted basis for an aggregate price equal to $100.
Prepayment event, description	1847 Goedeker may prepay the Term Note in whole or in part from time to time; provided that if such prepayment occurs (i) prior to the first anniversary of the closing date, 1847 Goedeker shall pay SBCC an amount equal to 5.0% of such prepayment, (ii) prior to the second anniversary of the closing date and on or after the first anniversary of the closing date, 1847 Goedeker shall pay SBCC an amount equal to 3.0% of such prepayment, or (iii) prior to the third anniversary of the closing date and on or after the second anniversary of the closing date, 1847 Goedeker shall pay SBCC an amount equal to 1.0% of such prepayment, in each case as liquidated damages for damages for loss of bargain to SBCC.
Origination fees payable	$ 30,000
Term Loan [Member] | Term Loan and the Revolving Loan [Member] | SBCC [Member] | Subsequent Event [Member]
Origination fees payable	$ 150,000
Revolving loan [Member] | Loan and Security Agreement [Member] | Burnley [Member] | Subsequent Event [Member]
Customary event of default, description	(i) for failure to pay principal and interest on the Revolving Note when due, or to pay any fees due under the Revolving Loan Agreement; (ii) if any representation, warranty or certification in the Revolving Loan Agreement or any document delivered in connection therewith is incorrect in any material respect; (iii) for failure to perform any covenant or agreement contained in the Revolving Loan Agreement or any document delivered in connection therewith; (iv) for the occurrence of any default in respect of any other Indebtedness of more than $100,000; (v) for any voluntary or involuntary bankruptcy, insolvency or dissolution; (vi) for the occurrence of one or more judgments, non-interlocutory orders, decrees or arbitration awards involving in the aggregate a liability of $25,000 or more; (vii) if 1847 Goedeker or 1847 Holdco, or officer thereof, is charged by a governmental authority, criminally indicted or convicted of a felony under any law that would reasonably be expected to lead to forfeiture of any material portion of collateral, or such entity is subject to an injunction restraining it from conducting its business; (viii) if Burnley determines that a Material Adverse Effect (as defined in the Revolving Loan Agreement) has occurred; (ix) if a Change of Control (as defined in the Revolving Loan Agreement) occurs; (x) if there is any material damage to, loss, theft or destruction of property which causes, for more than thirty consecutive days beyond the coverage period of any applicable business interruption insurance, the cessation or substantial curtailment of revenue producing activities; (xi) if there is a loss, suspension or revocation of, or failure to renew any permit if it could reasonably be expected to have a Material Adverse Effect; and (xii) for the occurrence of any default or event of default under the Term Loan (as defined below), the Goedeker Note, the Leonite Note (as defined below) or any other debt that is subordinated to the Revolving Loan
Maximum borrowing capacity, description	Revolving loans in an aggregate principal amount that will not exceed the lesser of (i) the Borrowing Base or (ii) $1,500,000 (provided that such amount may be increased to $3,000,000 in Burnley’s sole discretion) (the “Revolving Loan Amount”) minus reserves established Burnley at any time (the “Reserves”) in accordance with the Revolving Loan Agreement (the “Revolving Loan”)
Borrowing base amount, description	The “Borrowing Base” means an amount equal to the sum of the following: (i) the product of 85% multiplied by the liquidation value of 1847 Goedeker’s inventory (net of all liquidation costs) identified in the most recent inventory appraisal by an appraiser acceptable to Burnley (ii) multiplied by 1847 Goedeker’s Eligible Inventory (as defined in the Revolving Loan Agreement), valued at the lower of cost or market value, determined on a first-in-first-out basis
Line of credit facility amount borrowed	$ 744,000
Commitment fees payable, description	A commitment fee during the period from closing to the earlier of the maturity date or termination of Burnley’s commitment to make loans under the Revolving Loan Agreement, which shall accrue at the rate of 0.50% per annum on the average daily difference of the Revolving Facility Amount then in effect minus the sum of the outstanding principal balance of the Burney Note, which such accrued commitment fees are due and payable in arrears on the first day of each calendar month and on the date on which Burnley’s commitment to make loans under the Revolving Loan Agreement terminates, commencing on the first such date to occur after the closing date;
Loan facility fees payable, description	An annual loan facility fee equal to 0.75% of the Revolving Commitment (i.e., the maximum amount that 1847 Goedeker may borrow under the Revolving Loan), which is fully earned on the closing date for the term of the loan (including any extension) but shall be due and payable on each anniversary of the closing date;
Collateral management fees payable description	A monthly collateral management fee for monitoring and servicing the Revolving Loan equal to $1,700 per month for the term of Revolving Note, which is fully earned and non-refundable as of the date of the Revolving Loan Agreement, but shall be payable monthly in arrears on the first day of each calendar month; provided that payment of the collateral management fee may be made, at the discretion of Burnley, by application of advances under the Revolving Loan or directly by 1847 Goedeker; and
Termination of loan, description	If the Revolving Loan is terminated for any reason, including by Burnley following an Event of Default, then 1847 Goedeker shall pay, as liquidated damages and compensation for the costs of being prepared to make funds available, an amount equal to the Applicable Percentage multiplied by the Revolving Commitment (i.e., the maximum amount that 1847 Goedeker may borrow under the Revolving Loan), wherein the term Applicable Percentage means (i) 3%, in the case of a termination on or prior to the first anniversary of the closing date, (ii) 2%, in the case of a termination after the first anniversary of the closing date but on or prior to the second anniversary thereof, and (iii) 0.5%, in the case of a termination after the second anniversary of the closing date but on or prior to the maturity date
Revolving loan [Member] | Loan and Security Agreement [Member] | GVC Financial Services, LLC [Member] | Subsequent Event [Member]
Consulting fees payable	$ 150,000
Equity-Linked Financing [Member] | Loan and Security Agreement [Member] | Leonite [Member] | Subsequent Event [Member]
Description for additional consideration payable under agreement	As additional consideration for the purchase of the Leonite Note, (i) the Company issued to Leonite 50,000 common shares, (ii) the Company issued to Leonite a five-year warrant to purchase 200,000 common shares at an exercise price of $1.25 per share (subject to adjustment), which may be exercised on a cashless basis (the “Leonite Warrant”), and (iii) 1847 Holdco issued to Leonite shares of common stock equal to a 7.5% non-dilutable interest in 1847 Holdco
Purchase price	$ 650,000
Original issue discount	$ 64,286
Description of conversion amount	The term “Conversion Amount” means, with respect to any conversion of the Leonite Note, the sum of: (i) the principal amount of the Leonite Note to be converted plus (ii) at Leonite’s option, accrued and unpaid interest, plus (iii) at Leonite’s option, Default Interest, if any, plus (iv) Leonite’s expenses relating to a conversion, plus (v) at Leonite’s option, any amounts owed to Leonite. The conversion price shall be $1.00 per share (the “Fixed Conversion Price”) (subject to adjustment as further described in the Leonite Note for common share distributions and splits, certain fundamental transactions, and anti-dilution adjustments), provided that at any time after any event of default under the Leonite Note, the conversion price shall immediately be equal to the lesser of (i) the Fixed Conversion Price less 40%; and (ii) the lowest weighted average price of the common shares during the 21 consecutive trading day period immediately preceding the trading day that 1847 receives a notice of conversion or (iii) the discount to market based on subsequent financings with other investors.
Secured convertible promissory note	$ 714,285
Description of partial liquidated damages	Leonite may have under the Leonite Purchase Agreement or under applicable law, on each such Event Date and on each monthly anniversary of each such Event Date until the information failure is cured, the Company shall pay to Leonite an amount in cash, as partial liquidated damages and not as a penalty, equal to 0.75% of purchase price paid for the securities held by Leonite at the Event Date with a maximum amount of liquidated damages payable being capped at $150,000.
Description for maturity date	The Leonite Note will mature 12 months from the issue date, or April 5, 2020, at which time the principal amount and all accrued and unpaid interest, if any, and other fees relating to the Leonite Note, will be due and payable. Unless an event of default as set forth in the Leonite Note has occurred, 1847 has the right to prepay principal amount of, and any accrued and unpaid interest on, the Leonite Note at any time prior to the maturity date at 115% of the principal amount (the “Premium”), provided
Interest rate, description	The Leonite Note bears interest at the rate of the greater of (i) 12% per annum and (ii) the prime rate as set forth in the Wall Street Journal on April 5, 2019 plus 6.5% guaranteed over the holding period on the unconverted principal amount, on the terms set forth in the Leonite Note (the “Stated Rate”). Any amount of principal or interest on the Leonite Note, which is not paid by the maturity date, shall bear interest at the rate at the lesser of 24% per annum or the maximum legal amount permitted by law (the “Default Interest”).
Cash [Member] | Goedeker Asset Purchase Agreement [Member] | 1847 Holdco [Member] | Subsequent Event [Member]
Business acquisition, purchase price payable by related party	$ 1,500,000
Business acquisition, change in purchase price payable	478,000
Target working capital due to purchase price adjustment	(1,802,000)
Cash [Member] | Cornerstone Purchase Agreement, Amendment 1 [Member] | 1847 CB [Member] | Subsequent Event [Member]
Business acquisition, purchase price payable by related party		$ 7,425,000
Maximum [Member] | Goedeker Asset Purchase Agreement [Member] | 1847 Holdco [Member] | Subsequent Event [Member]
Aggregate remedy for all claims for breaches of terms	2,000,000
Maximum [Member] | Loan and Security Agreement [Member] | Burnley [Member] | Revolving note[Member] | Subsequent Event [Member]
Notes payable	1,500,000
Origination fees payable	15,000
Maximum [Member] | Cornerstone Purchase Agreement, Amendment 1 [Member] | 1847 CB [Member] | Subordinated promissory note [Member] | Subsequent Event [Member]
Senior debt payable before subordinated debt		7,500,000
Maximum [Member] | Cornerstone Purchase Agreement, Amendment 1 [Member] | 1847 CB [Member] | Subordinated contingent promissory note [Member] | Subsequent Event [Member]
Senior debt payable before subordinated debt		$ 7,500,000
Maximum [Member] | Term Loan [Member] | Loan and Security Agreement [Member] | SBCC [Member] | Subsequent Event [Member]
Notes payable	$ 1,500,000